OTHER DISCLOSURES - Shareholding Requirement For Members Of Executive Management (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 DKK (kr)
Share-Based Compensation
Share-based compensation expenses		kr 1.0	kr 1.0		kr 1.0
Total		81.0	67.0		68.0
Executive Management
Share-Based Compensation
Base Salary		15.7	14.6	$ 14.0
Defined Contribution Plans		1.2	1.5	1.4
Other Benefits		4.5	1.8		7.8
Annual Cash Bonus		14.7	10.6		10.2
Share-based compensation expenses	$ 32.6	33.0	27.4		22.7
Total	68.7		55.9		56.1
Jan van de Winkel
Share-Based Compensation
Base Salary		7.3	7.1	6.9
Defined Contribution Plans		1.0	1.2	1.1
Other Benefits		3.6	0.2		0.2
Annual Cash Bonus		8.4	6.4		6.2
Share-based compensation expenses	14.9		13.4		12.6
Total	35.2		28.3		27.0
David A. Eatwell
Share-Based Compensation
Base Salary		4.3	3.9	4.0
Defined Contribution Plans		0.1	0.2	0.2
Other Benefits		0.9	1.4		1.0
Annual Cash Bonus		3.2	2.1		2.1
Share-based compensation expenses	8.0		8.1		7.9
Total	16.5		15.7		15.2
Judith Klimovsky
Share-Based Compensation
Base Salary		4.1	3.6	3.1
Defined Contribution Plans		0.1	0.1	$ 0.1
Other Benefits			0.2		6.6
Annual Cash Bonus		kr 3.1	2.1		1.9
Share-based compensation expenses	9.7		5.9		2.2
Total	$ 17.0		kr 11.9		kr 13.9